Goodwill, Net	12 Months Ended
Jun. 30, 2025
Goodwill, Net [Abstract]
GOODWILL, NET

11 - GOODWILL, NET

Goodwill, net, consisted of the following:

	As of June 30,
	2025	2024
Beginning balance	$11,630,956	$10,945,553
Acquisition	-	709,351
Disposal	(20,743)	-
Exchange differences	$168,207	$(23,948)
Ending balance	11,778,420	11,630,956
Accumulated impairment	(11,778,420)	(10,205,471)
Goodwill, net	$-	$1,425,485

The Company performed its annual goodwill impairment testing at the end of each reporting period or more frequently if events or changes in circumstances indicate that it might be impaired. In its goodwill impairment assessment as of June 30, 2024 and 2025, the Company concluded that the carrying amount of the reporting unit exceeded its implied fair value. The Company recorded the impairment losses of $1,415,341, $10,636,358 and nil, for the years ended June 30, 2025, 2024 and 2023, respectively. The Company determined the fair value of the reporting unit by using the income approach with significant unobservable inputs.